Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet:
Current assets	$ 12,010	$ 13,533
Non-current assets	10,203	9,532
Total assets	22,213	23,065
Total liabilities	(6,876)	(7,520)
Total shareholders' equity	14,459	14,589
Operating results:
Operating income	(440)	(1,059)	$ (574)
Net income	(146)	88	$ 473
Blue Sky
Balance Sheet:
Current assets	41,614	46,925
Non-current assets	15,666	19,450
Total assets	57,280	66,375
Total liabilities	(31,108)	(40,330)
Total shareholders' equity	26,172	26,045
Operating results:
Net sales	40,348	50,165
Operating income	677	(5,194)
Net income	$ 704	$ (4,048)